Capital Requirements and Restriction on Retained Earnings - Actual Capital Levels and Minimum Required Capital Levels (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Consolidated [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 285,268	$ 260,531
Tier I Risk Based Capital, Actual, Amount	270,501	246,852
CET1 Risk Based Capital, Actual, Amount	241,074	208,061
Leverage, Actual, Amount	$ 270,501	$ 246,852
Total Risk Based Capital, Actual, Ratio	16.10%	16.10%
Tier I Risk Based Capital, Actual, Ratio	15.30%	15.30%
CET1 Risk Based Capital, Actual, Ratio	13.60%	12.90%
Leverage, Actual, Ratio	12.30%	12.80%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 141,506	$ 129,080
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	106,129	96,810
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	79,597	72,608
Leverage, For Capital Adequacy Purposes, Amount	$ 87,652	$ 80,788
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Civista [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Risk Based Capital, Actual, Amount	$ 250,920	$ 228,620
Tier I Risk Based Capital, Actual, Amount	235,094	213,922
CET1 Risk Based Capital, Actual, Amount	224,653	203,441
Leverage, Actual, Amount	$ 235,094	$ 213,922
Total Risk Based Capital, Actual, Ratio	14.20%	14.20%
Tier I Risk Based Capital, Actual, Ratio	13.30%	13.30%
CET1 Risk Based Capital, Actual, Ratio	12.70%	12.60%
Leverage, Actual, Ratio	10.80%	10.60%
Total Risk Based Capital , For Capital Adequacy Purposes, Amount	$ 141,445	$ 128,918
Tier I Risk Based Capital, For Capital Adequacy Purposes, Amount	106,084	96,689
CET1 Risk Based Capital, For Capital Adequacy Purposes, Amount	79,563	72,517
Leverage, For Capital Adequacy Purposes, Amount	$ 87,362	$ 80,642
Total Risk Based Capital , For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Tier I Risk Based Capital, For Capital Adequacy Purposes, Ratio	6.00%	6.00%
CET1 Risk Based Capital, For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Leverage, For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 176,807	$ 161,407
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	141,445	129,125
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	114,924	104,914
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Amount	$ 109,203	$ 100,802
Total Risk Based Capital , To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	10.00%	10.00%
Tier I Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	8.00%	8.00%
CET1 Risk Based Capital, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	6.50%	6.50%
Leverage, To Be Well Capitalized Under Prompt Corrective Action Purposes, Ratio	5.00%	5.00%